Trust Account	9 Months Ended
Sep. 30, 2020
Flying Eagle Acquisition Corp [Member]
Trust Account

6. Trust Account

As of September 30, 2020, investment securities in the Company's Trust Account consisted of $690,030,228 in United States Treasury Bills and another $9,242 held as cash. The Company classifies its Treasury Instruments and equivalent securities as held-to-maturity in accordance with FASB ASC 320 “Investments — Debt and Equity Securities”. Held-to-maturity securities are those securities which the Company has the ability and intent to hold until maturity.  Held‑to-maturity treasury securities are recorded at amortized cost on the accompanying balance sheets and adjusted for the amortization or accretion of premiums or discounts. The following table presents fair value information as of September 30, 2020 and indicates the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value. In addition, the table presents the carrying value (held to maturity), excluding accrued interest income and gross unrealized holding loss. Since all of the Company’s permitted investments consist of U.S. government treasury bills and cash, fair values of its investments are determined by Level 1 inputs utilizing quoted prices (unadjusted) in active markets for identical assets as follows:

		Gross	Quoted Prices in
		Unrealized	Active Markets
	Carrying Value	Holding (Loss)	(Level 1)
U.S. Government Treasury Securities as of September 30, 2020(1)	$690,030,228	$(2,872)	$690,033,100

(1)	Matured on October 6, 2020. Reinvested on October 7, 2020.

Transfers to/from Levels 1, 2, and 3 are recognized at the end of the reporting period. There were no transfers between levels for the period from January 15, 2020 (inception) through September 30, 2020. During the three month period ended September 30, 2020, the Company withdrew $652,000 from the Trust for working capital and to pay taxes.

Level 1 instruments include investments in money market funds and U.S. Treasury securities. The Company uses inputs such as actual trade data, benchmark yields, quoted market prices from dealers or brokers, and other similar sources to determine the fair value of its investments.